Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Capital Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2019		$ 970,023		$ 9,807,862	$ (5,785)	$ 10,772,100
Balance (in Shares) at Mar. 31, 2019	[1]	26,727,540
Net income for the year				4,890,837		4,890,837
Foreign currency translation gain (loss)					300,727	300,727
Balance at Mar. 31, 2020		$ 970,023		14,698,699	294,942	15,963,664
Balance (in Shares) at Mar. 31, 2020	[1]	26,727,540
Capital contribution		$ 1,446,612				1,446,612
Capital contribution (in Shares)	[1]	600,054
Net income for the year				5,522,601		5,522,601
Foreign currency translation gain (loss)					(698,440)	(698,440)
Balance at Mar. 31, 2021		$ 2,416,635		20,221,300	(403,498)	22,234,437
Balance (in Shares) at Mar. 31, 2021	[1]	27,327,594
Capital contribution		$ 920,192	902,224			1,822,416
Capital contribution (in Shares)	[1]	2,672,460
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, net of issuance costs		$ 11,357,500	10,060,011			21,417,511
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, net of issuance costs (in Shares)	[1]	6,250,000
Issuance of representative’s warrants			(653,831)			(653,831)
Net income for the year				3,272,569		3,272,569
Foreign currency translation gain (loss)					(3,480,373)	(3,480,373)
Balance at Mar. 31, 2022		$ 14,694,327	$ 10,308,404	$ 23,493,869	$ (3,883,871)	$ 44,612,729
Balance (in Shares) at Mar. 31, 2022	[1]	36,250,054

[1]	Retrospectively restated for effect of share issuances on October 22, 2020 and a 294-for-1 forward split on August 18, 2021.